                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05620

                        The Zweig Total Return Fund, Inc.
               (Exact name of registrant as specified in charter)

                            900 Third Ave, 31st Floor
                             New York, NY 10022-4728
               (Address of principal executive offices) (Zip code)

                               Kevin J. Carr, Esq.
    Vice President, Chief Legal Officer, Counsel and Secretary for Registrant
                                100 Pearl Street
                             Hartford, CT 06103-4506
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-272-2700

                      Date of fiscal year end: December 31

                    Date of reporting period: March 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is attached herewith.

                       THE ZWEIG TOTAL RETURN FUND, INC.

                            SCHEDULE OF INVESTMENTS

                                MARCH 31, 2010
                                  (UNAUDITED)

($ REPORTED IN THOUSANDS)

                                                                PAR      VALUE
                                                             ---------  --------
     INVESTMENTS
     U.S. GOVERNMENT SECURITIES                      36.2%
        U.S. Treasury Bond 7.500%, 11/15/16..............    $ 20,000   $ 25,258
        U.S. Treasury Inflation Indexed Note/(4)/
          1.625%, 1/15/15/(4)/.........................        28,000     33,191
          2.000%, 1/15/16/(4)/.........................        25,000     28,954
          2.375%, 1/15/17/(4)/.........................        31,000     35,962
        U.S. Treasury Note
          2.000%, 9/30/10..............................        26,000     26,224
          4.000%, 11/15/12.............................        18,500     19,772
                                                                        --------
            TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost
              $155,942).........................................         169,361
                                                                        --------
     CORPORATE BONDS                                  3.0%
     INDUSTRIALS -- 2.1%
        CSX Corp. 6.250%, 3/15/18........................       4,000      4,322
        Ingersoll-Rand Global Holding Co. Ltd. 6.875%,
          8/15/18........................................       4,814      5,414
                                                                        --------
                                                                           9,736
                                                                        --------
     UTILITIES -- 0.9%
        Duke Energy Corp. 6.300%, 2/1/14.................       4,000      4,456
                                                                        --------
                                                                           4,456
                                                                        --------
            TOTAL CORPORATE BONDS (Identified Cost $12,320).....          14,192
                                                                        --------

                                                             NUMBER OF
                                                              SHARES
                                                             ---------
     COMMON STOCKS                                   38.6%
     CONSUMER DISCRETIONARY -- 1.1%
        McDonald's Corp..................................      78,000      5,204
                                                                        --------
                                                                           5,204
                                                                        --------
     CONSUMER STAPLES -- 5.8%
        Altria Group, Inc................................     263,000      5,397
        Bunge Ltd........................................      61,000      3,759

                     See Notes to Schedule of Investments

                                                        NUMBER OF
                                                         SHARES    VALUE
                                                        --------- -------
      CONSUMER STAPLES (CONTINUED)
         Clorox Co. (The)...........................      74,000  $ 4,746
         Costco Wholesale Corp......................      55,300    3,302
         PepsiCo, Inc...............................      67,000    4,433
         Philip Morris International, Inc...........     106,000    5,529
                                                                  -------
                                                                   27,166
                                                                  -------
      ENERGY -- 8.1%
         Chesapeake Energy Corp.....................     153,000    3,617
         Chevron Corp...............................      59,000    4,474
         ConocoPhillips.............................     102,000    5,219
         Halliburton Co.............................     135,000    4,068
         Massey Energy Co...........................      68,000    3,556
         Occidental Petroleum Corp..................      56,000    4,734
         Petroleo Brasileiro SA ADR.................      89,000    3,960
         Valero Energy Corp.........................     238,000    4,689
         Williams Cos., Inc. (The)..................     163,000    3,765
                                                                  -------
                                                                   38,082
                                                                  -------
      FINANCIALS -- 1.7%
         Goldman Sachs Group, Inc. (The)............      22,000    3,754
         Hudson City Bancorp, Inc...................     308,000    4,361
                                                                  -------
                                                                    8,115
                                                                  -------
      HEALTH CARE -- 4.5%
         Biogen Idec, Inc./(2)/.....................      61,000    3,499
         Gilead Sciences, Inc./(2)/.................      62,000    2,820
         Johnson & Johnson..........................      70,000    4,564
         Shire plc ADR..............................      49,500    3,265
         St. Jude Medical, Inc./(2)/................      76,000    3,120
         UnitedHealth Group, Inc....................     110,000    3,593
                                                                  -------
                                                                   20,861
                                                                  -------
      INDUSTRIALS -- 4.4%
         Caterpillar, Inc...........................      66,000    4,148
         Continental Airlines, Inc. Class B/(2)/....     137,000    3,010
         Dryships, Inc./(2)/........................     478,000    2,792
         Foster Wheeler AG/(2)/.....................     102,000    2,768
         L-3 Communications Holdings, Inc...........      41,000    3,757
         Union Pacific Corp.........................      54,400    3,987
                                                                  -------
                                                                   20,462
                                                                  -------

                     See Notes to Schedule of Investments

                                                          NUMBER OF
                                                           SHARES      VALUE
                                                          ----------  --------
    INFORMATION TECHNOLOGY -- 6.3%
       Cisco Systems, Inc./(2)/.......................        96,000  $  2,499
       Corning, Inc...................................       211,000     4,265
       Hewlett-Packard Co.............................        82,000     4,358
       International Business Machines Corp...........        31,000     3,976
       Microsoft Corp.................................       122,000     3,571
       Nokia Oyj Sponsored ADR........................       267,000     4,149
       QUALCOMM, Inc..................................        92,000     3,863
       Research In Motion Ltd./(2)/...................        38,000     2,810
                                                                      --------
                                                                        29,491
                                                                      --------
    MATERIALS -- 3.4%
       Alcoa, Inc.....................................       294,000     4,186
       Freeport-McMoRan Copper & Gold, Inc............        55,000     4,595
       NuCor Corp.....................................        92,000     4,175
       Potash Corp. of Saskatchewan, Inc..............        25,200     3,008
                                                                      --------
                                                                        15,964
                                                                      --------
    TELECOMMUNICATION SERVICES -- 2.4%
       AT&T, Inc......................................       204,000     5,271
       Verizon Communications, Inc....................       188,000     5,832
                                                                      --------
                                                                        11,103
                                                                      --------
    UTILITIES -- 0.9%
       Exelon Corp....................................       100,000     4,381
                                                                      --------
                                                                         4,381
                                                                      --------
           TOTAL COMMON STOCKS (Identified Cost $163,747).....         180,829
                                                                      --------
    EXCHANGE TRADED FUNDS                           1.2%
       PowerShares Deutsche Bank Agriculture Fund/(2)/       143,000     3,466
       Templeton Dragon Fund, Inc.....................        91,000     2,357
                                                                      --------
           TOTAL EXCHANGE TRADED FUNDS (Identified Cost $5,904)          5,823
                                                                      --------
           TOTAL LONG TERM INVESTMENTS -- 79.0% (Identified cost
             $337,913)........................................         370,205
                                                                      --------
    SHORT-TERM INVESTMENTS                         23.9%
    MONEY MARKET MUTUAL FUNDS -- 3.0%
       Dreyfus Cash Management Fund -- Institutional
         Shares (seven-day effective yield 0.070%)....    14,212,170    14,212
                                                                      --------
                                                                        14,212
                                                                      --------

                     See Notes to Schedule of Investments

                                                               PAR       VALUE
                                                              -------  --------
      U.S. TREASURY BILLS/(3)/ -- 20.9%
         U.S. Cash Management Bill 0.455%, 4/1/10........    $15,000   $ 15,000
         U.S. Treasury Bill
           0.140%, 7/15/10.............................       15,000     14,993
           0.190%, 8/26/10.............................       13,000     12,990
           0.230%, 10/21/10............................       55,000     54,927
                                                                       --------
                                                                         97,910
                                                                       --------
             TOTAL SHORT-TERM INVESTMENTS (Identified Cost
               $112,123).......................................         112,122
                                                                       --------
             TOTAL INVESTMENTS (Identified Cost $450,036) --
               102.9%/(1)/.....................................         482,327
             OTHER ASSETS AND LIABILITIES, NET -- (2.9%).......         (13,804)
                                                                       --------
             NET ASSETS -- 100.0%..............................        $468,523
                                                                       ========

--------
 (1) Federal Income Tax Information : For tax information at March 31, 2010, see Note 2 Federal Income Tax Information in the Notes to Schedules of Investments.
 (2) Non-income producing.
 (3) The rate shown is the discount rate.
 (4) Principal amount is adjusted daily pursuant to the change in the Consumer Price Index.

             COUNTRY WEIGHTINGS AS OF MARCH 31, 2010+
             United States (includes short-term investments).  93%
             Bermuda.........................................   1
             Brazil..........................................   1
             Canada..........................................   1
             Finland.........................................   1
             Switzerland.....................................   1
             United Kingdom..................................   1
             Other...........................................   1
                                                              ---
             TOTAL........................................... 100%
                                                              ===

              --------
                 +  % of total investments as of March 31, 2010

   The following table provides a summary of the inputs used to value the Fund's net assets as of March 31, 2010 (see Security Valuation Note 1A in the Notes to Schedule of Investments:

                                                                   LEVEL 2
                                             TOTAL      LEVEL 1  SIGNIFICANT
                                            VALUE AT    QUOTED   OBSERVABLE
                                         MARCH 31, 2010  PRICE      INPUT
                                         -------------- -------- -----------
   INVESTMENTS IN SECURITIES:
      Debt Securities:
          U.S. Treasury Obligations.....    $267,271    $     --  $267,271
          Corporate Debt................      14,192          --    14,192
      Equity Securities:
          Common Stocks.................     180,829     180,829        --
          Exchange Traded Funds.........       5,823       5,823        --
          Money Market Mutual Funds.....      14,212      14,212        --
                                            --------    --------  --------
             Total......................    $482,327    $200,864  $281,463
                                            ========    ========  ========

   There were no Level 3 (significant unobservable input) priced securities.

                     See Notes to Schedule of Investments

                       THE ZWEIG TOTAL RETURN FUND, INC.

                       NOTES TO SCHEDULE OF INVESTMENTS

                                MARCH 31, 2010
                                  (UNAUDITED)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principals generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

  A. SECURITY VALUATION:

   The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

   .   Level 1 -- quoted prices in active markets for identical securities

   . Level 2 -- prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 -- prices determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   A description of the valuation techniques applied to the Funds major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the advisor, are generally categorized as Level 3 in the hierarchy.

   Certain foreign securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In such cases the Fund fair values foreign securities using an external pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American depositary receipts, financial futures, exchange-traded funds, and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

   Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore dealer supplied prices are utilized representing indicative bids based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the advisor are generally categorized as Level 3 in the hierarchy.

   Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter (OTC) derivative contracts, which include forward currency contracts and equity linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

   Investments in open-end mutual funds are valued at their closing net asset value determined as of the close of business of the New York Stock Exchange (generally 4:00 p.m. Eastern time) each business day and are categorized as Level 1 in the hierarchy.

   Short-term Notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

   A summary of the inputs used to value the Funds' net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

  B. SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

  C. FOREIGN CURRENCY TRANSLATION:

   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Fund does not isolate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

NOTE 2 -- FEDERAL INCOME TAX INFORMATION

($ REPORTED IN THOUSANDS)

   At March 31, 2010, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

                                                              NET UNREALIZED
  FEDERAL                                                      APPRECIATION
 TAX COST   UNREALIZED APPRECIATION UNREALIZED DEPRECIATION   (DEPRECIATION)
 ---------  ----------------------- ----------------------- ------------------
 $455,198          $37,936                $(10,807)              $27,129

NOTE 3 -- SUBSEQUENT EVENT EVALUATIONS

   Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that the following subsequent events require recognition or disclosure in these financial statements.

   The Annual Meeting of Shareholders of The Zweig Total Return Fund, Inc. was held on May 11, 2010. Shareholders of the fund re-elected George R. Aylward and Alden C. Olson to serve as Directors until the third succeeding Annual Meeting in 2013.

   At the Annual meeting shareholders were also asked to vote on Zweig Total Return's (ZTR) Proposal to amend ZTR's Charter to require Board consideration of various actions instead of a mandatory shareholder vote on whether to convert ZTR to an open-end investment company when ZTR's shares trade at or greater than a specified discount from net asset value. The meeting was adjourned until June 2, 2010 to permit further solicitation of shareholders. The meeting will be reconvened at the offices of Willkie Farr & Gallagher LLP, located at 787 Seventh Avenue (between 51st and 52nd Streets), 34th Floor, New York, New York 10019 at 10:00.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or
     15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Zweig Total Return Fund, Inc.

By (Signature and Title)* /s/ George R. Aylward
                          ------------------------------------
                          George R. Aylward, President
                          (principal executive officer)

Date May 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ George R. Aylward
                          ------------------------------------
                          George R. Aylward, President
                          (principal executive officer)

Date May 25, 2010

By (Signature and Title)* /s/ W. Patrick Bradley
                          ------------------------------------
                          W. Patrick Bradley, Treasurer
                          (principal financial officer)

Date May 24, 2010

* Print the name and title of each signing officer under his or her signature.